As filed with the U.S. Securities and Exchange Commission on June 28, 2017

File Nos. 333-101625 and 811-21261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒

RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Laura E. Flores W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 50 relates to the Guggenheim Multi-Factor Large Cap ETF (the “Fund”), a separate series of Rydex ETF Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 50 to Registration Statement 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 28th day of June, 2017.

Rydex ETF Trust

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	June 28, 2017
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	June 28, 2017
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	June 28, 2017
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	June 28, 2017
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	June 28, 2017
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	June 28, 2017
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	June 28, 2017
Thomas F. Lydon

Signature	Title

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	June 28, 2017
Angela Brock-Kyle

/s/ Sandra Sponem*	Member of the Board of Trustees	June 28, 2017
Sandra Sponem

/s/ John L. Sullivan	Chief Financial Officer and Treasurer	June 28, 2017
John L. Sullivan

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number        Description

EX-101.INS        XBRL Instance Document

EX-101.SCH        XBRL Taxonomy Extension Schema Document

EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB         XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE        XBRL Taxomony Extension Presentation Linkbase